CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenues				$ 251,375
Costs of goods sold				48,455
Gross Profit				202,920
Operating Expenses
General and administrative	295,926	258,468	835,162	220,119
Selling	60,184	5,000	81,323	62,500
Research and development	164,278	177,783	518,614	114,269
Total Operating Expenses	520,388	441,251	1,435,099	396,888
Operating Loss	(520,388)	(441,251)	(1,435,099)	(193,968)
Other Expense
Interest expense	(30,744)	(3,750)	(35,461)	(247)
Unrealized loss on change in fair value of derivative liabilities	(1,054,577)		(73,974)
Total Other Expense	(1,085,321)	(3,750)	(109,435)	(247)
Net Loss	$ (1,605,709)	$ (445,001)	$ (1,544,534)	$ (194,215)
Net Loss Per Share - Basic and Diluted	$ (0.07)	$ (0.02)	$ (0.07)	$ (0.01)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	21,956,200	20,971,556	21,409,369	20,197,478